UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: March 31

Date of reporting period: December 31, 2018

Item 1. Schedule of Investments.

Regal Total Return Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks – 59.2%
	Communications – 4.8%
963	Baidu, Inc. - ADR*	$152,732
6,544	Ctrip.com International Ltd. - ADR*	177,081
3,972	Facebook, Inc. - Class A*	520,689
12,218	Grupo Televisa S.A.B. - ADR	153,702
12,693	KT Corp. - ADR*	180,494
4,741	Walt Disney Co.	519,851
		1,704,549
	Consumer Discretionary – 6.2%
5,833	Adient PLC	87,845
1,748	Alibaba Group Holding Ltd. - ADR*	239,598
354	Amazon.com, Inc.*	531,697
763	AutoZone, Inc.*	639,654
4,116	Lear Corp.	505,692
627	MercadoLibre, Inc.	183,617
		2,188,103
	Consumer Staples – 3.6%
4,229	Anheuser-Busch InBev S.A. - ADR	278,310
3,953	British American Tobacco PLC - ADR	125,943
1,293	Diageo PLC - ADR	183,347
12,632	General Mills, Inc.	491,890
3,442	Unilever PLC - ADR	179,845
		1,259,335
	Energy – 0.9%
7,424	Ecopetrol S.A. - ADR	117,893
5,810	Enbridge, Inc.	180,575
		298,468
	Financials – 9.2%
4,484	Affiliated Managers Group, Inc.	436,921
11,647	Bank of New York Mellon Corp.	548,224
1,372	BlackRock, Inc.	538,949
12,297	Charles Schwab Corp.	510,694
4,653	Essent Group Ltd.*	159,040
15,266	HFF, Inc. - Class A	506,221
2,587	Royal Bank of Canada	177,261
3,382	Toronto-Dominion Bank	168,153
9,852	Westpac Banking Corp. - ADR	172,115
		3,217,578
	Health Care – 9.8%
988	Allergan PLC	132,056
1,783	Biogen, Inc.*	536,540
10,377	Cardinal Health, Inc.	462,814

Regal Total Return Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
4,619	GlaxoSmithKline PLC - ADR	$176,492
35,883	Innoviva, Inc.*	626,158
4,651	McKesson Corp.	513,796
1,885	Medtronic PLC	171,460
4,245	Sanofi - ADR	184,276
1,030	Shire PLC - ADR	179,261
4,380	United Therapeutics Corp.*	476,982
		3,459,835
	Industrials – 8.4%
8,989	ABB Ltd. - ADR	170,881
2,005	Allegion PLC	159,819
905	Canadian Pacific Railway Ltd.	160,746
4,710	Caterpillar, Inc.	598,500
8,138	Emerson Electric Co.	486,245
2,523	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR	205,751
2,139	Northrop Grumman Corp.	523,841
3,219	Siemens A.G. - ADR	180,521
4,310	United Technologies Corp.	458,929
		2,945,233
	Materials – 0.9%
16,035	Cameco Corp.	181,997
1,681	LyondellBasell Industries N.V. - Class A	139,792
		321,789
	Technology – 15.4%
15,286	Applied Materials, Inc.	500,464
7,657	Blackbaud, Inc.	481,625
4,047	Coherent, Inc.*	427,808
5,548	Equifax, Inc.	516,685
6,407	Guidewire Software, Inc.*	514,034
11,905	Intel Corp.	558,702
8,373	InterDigital, Inc.	556,218
7,261	Microchip Technology, Inc.	522,211
11,683	Oracle Corp.	527,487
4,282	salesforce.com, Inc.*	586,506
5,468	Tencent Holdings Ltd. - ADR	215,822
		5,407,562
	Total Common Stocks (Cost $22,846,690)	20,802,452

	Exchange-Traded Funds – 24.8%
57,958	Invesco DB U.S. Dollar Index Bullish Fund	1,475,031
13,021	iShares 1-3 Year Treasury Bond ETF	1,088,816
5,938	iShares 3-7 Year Treasury Bond ETF	720,873

Regal Total Return Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
29,516	iShares Floating Rate Bond ETF	$1,486,426
21,812	iShares iBoxx $High Yield Corporate Bond ETF	1,768,953
3,198	iShares iBoxx $Investment Grade Corporate Bond ETF	360,799
3,352	iShares JP Morgan USD Emerging Markets Bond ETF	348,306
7,126	iShares MBS ETF	745,736
13,950	iShares Short-Term Corporate Bond ETF	720,378

	Total Exchange-Traded Funds (Cost $8,848,933)	8,715,318

	Short-Term Investments – 15.8%
5,551,344	Fidelity Investments Money Market Funds Government Portfolio – Institutional Class, 2.19%[1]	5,551,344

	Total Short-Term Investments (Cost $5,551,344)	5,551,344

	Total Investments – 99.8% (Cost $37,246,967)	35,069,114
	Other assets in Excess of liabilities – 0.2%	87,209

	Total Net Assets –100.0%	$35,156,323

ADR – American Depositary Receipt

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Regal Total Return Fund

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2018 (Unaudited)

Note 1 – Organization

Regal Total Return Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek positive total return. The Fund commenced investment operations on May 27, 2014.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

On July 19, 2018, the Board of Trustees of Investment Managers Series Trust II (the “Trust”) approved an Agreement and Plan of Reorganization (the “Plan”) providing for the reorganization of the Regal Total Return Fund (the “Acquired Fund”), a series of the Trust, into the North Star Opportunity Fund (the “Acquiring Fund”), an existing series of Northern Lights Fund Trust II, subject to completion of certain due diligence reviews. The reorganization of the Acquired Fund is subject to approval by its shareholders. If shareholders of the Acquired Fund approve the reorganization, the reorganization is expected to take effect during the first quarter of 2019.

Note 2 – Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Options

The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

Regal Total Return Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

December 31, 2018 (Unaudited)

(c) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which the Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk as well as risks associated with fixed-income securities.

Note 3 – Federal Income Taxes

At December 31, 2018, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$37,255,811

Gross unrealized appreciation	$587,561
Gross unrealized depreciation	(2,774,258)

Net unrealized depreciation on investments	$(2,186,697)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

Regal Total Return Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

December 31, 2018 (Unaudited)

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2018, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2**	Level 3**	Total
Assets
Investments
Common Stocks*	$20,802,452	$-	$-	$20,802,452
Exchange-Traded Funds	8,715,318	-	-	8,715,318
Short-Term Investments	5,551,344	-	-	5,551,344
Total Investments	$35,069,114	$-	$-	$35,069,114

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 or Level 3 securities at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust II

By:	/s/ Terrance Gallagher
Title:	Terrance Gallagher, President

Date:	3/1/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Terrance Gallagher
(Signature and Title)	Terrance Gallagher, President

Date:	3/1/2019

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	3/1/2019

*	Print the name and title of each signing officer under his or her signature.